EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated May 19, 2017, for Advisor Class, Investor Class, Trust Class, Class A, Class C, and Institutional Class of Neuberger Berman Focus Fund, a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on May 19, 2017 (Accession No. 0000898432-17-000589).

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